Long-Term Investments and Receivables	12 Months Ended
Dec. 31, 2025
Long-Term Investments and Receivables [Abstract]
LONG-TERM INVESTMENTS AND RECEIVABLES

Note 7:- long-term investments and receivables

	December 31,
	2025	2024
Prepaid expenses and deposits	$26,121	$16,658
Investments in financial assets designated at fair value through other comprehensive income	20,391	21,208
Trade receivables and unbilled receivables	102	7,916
Dividend preference derivative in TSG (see Note 9)	3,512	3,652
Others	-	494
	$50,126	$49,928